Long term investments (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 03, 2020 USD ($)	Apr. 02, 2020	Dec. 31, 2019	Nov. 29, 2019 USD ($)	Nov. 29, 2019 CNY (¥)	Jan. 10, 2018 USD ($)
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 0
Tantech [Member]
Equity Method Investment, Ownership Percentage			18.00%			18.00%
Tantech [Member]
Equity Method Investment, Ownership Percentage						18.00%
Libo Haokun
Amount of investment									$ 17,400,000
Equity Method Investment, Ownership Percentage									18.00%
Represents the information pertaining to Fuquan Chengwang.
Amount of investment				$ 6,700,000			$ 6,700,000
Equity Method Investment, Ownership Percentage				14.76%	18.00%	100.00%	18.00%	18.00%
Value of the mining rights | ¥								¥ 257,350
Represents the information pertaining to Jingning Zhonggang.
Equity Method Investment, Ownership Percentage						82.00%
Jingning Meizhongkuang Industry Co., Ltd
Equity Method Investment, Ownership Percentage			18.00%	18.00%		18.00%